Acquisitions	9 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Acquisitions

15. Acquisitions

CineForm, Inc.

On February 25, 2011, the Company acquired all of the shares of CineForm. CineForm was a provider of professional editing compression and decompression (CODEC) software that made high definition (HD) and three dimensional (3D) editing faster and more convenient without sacrificing quality. The acquisition of CineForm enabled GoPro to utilize CineForm’s compression and other proprietary technologies to enhance the video image quality of its cameras.

The total acquisition consideration for CineForm of $9.9 million consisted of $8.0 million paid at the closing (net of $0.2 million cash acquired), a holdback of $0.9 million for indemnification of representations made by the acquiree, assumption of $0.8 million of CineForm notes payable and assumption of $0.3 million of vested employee stock options. The holdback amount and notes payable were payable in six equal quarterly installments, plus 7% interest accrued on the note payable. In addition, the Company recorded acquisition-related transaction costs of $0.3 million, which were included in general and administrative expense in the accompanying Consolidated Statements of Operations.

The Company has calculated the fair value of the tangible and intangible assets acquired to allocate the purchase price as of the acquisition date. The excess of purchase price over the aggregate fair values was recognized as goodwill. Based upon these calculations, the purchase price of the transaction was allocated as follows:

(in thousands)	Estimated useful life (in years)	Purchase price

Purchased intangible assets:
Developed technology	6	$5,330
Customer relationships	3	170
Tradename	5	664
Noncompete agreements	2	150
Goodwill (non-tax deductible)		4,233
Net deferred tax liabilities		(488)
Other assets and liabilities acquired, net of cash		(146)

Total assets acquired		$9,913

Cash paid		$7,955
Options issued		339
CineForm note		760
Deferred cash (holdback)		859

Total consideration issued in the acquisition		$9,913

The fair values of the intangible assets were determined using the income approach with significant inputs that are not observable in the market. Key assumptions included expected future cash flows and discount rates consistent with the assessment of risk. Purchased intangible assets are amortized using a straight-line amortization method over their estimated useful lives. Among the factors that contributed to a purchase price in excess of the fair value of the net tangible and intangible assets were the synergies in products that can be leveraged by the Company and the acquisition of an assembled workforce of experienced software engineers.

The results of operations of CineForm are included in the accompanying Consolidated Statements of Operations from the date of acquisition. The pro forma financial information has not been presented as the Company’s consolidated results of operations presented herein materially reflect the full effects of the acquisition for the fiscal years since the acquisition closed on February 25, 2011.

General Things

On October 18, 2013, the Company completed the acquisition of 100% of the shares of General Things, a leading digital design and software studio based in San Francisco, California for aggregate acquisition consideration of $17.0 million, comprised of $10.0 million of cash and $7.0 million related to 430,000 shares of the Company’s common stock. The cash consideration includes retention bonuses of $1.7 million and the shares of the Company’s common stock includes 322,500 unvested stock awards. The acquisition is expected to advance the Company’s business back-end and consumer-facing web development.

Of the aggregate acquisition consideration, approximately $10.1 million was determined to be the accounting purchase price attributable to the portion of cash and common stock for which there is no remaining requisite service period. The Company expects to record $6.9 million as compensation expense over the requisite service periods following the acquisition.

The Company also recorded acquisition-related transaction costs of $0.3 million, which were included in general and administrative expenses during the year ended December 31, 2013.

The Company has calculated the fair value of the tangible and intangible assets acquired to allocate the purchase price as of the acquisition date. The excess of purchase price over the aggregate fair values was recognized as goodwill. Based upon these calculations, the purchase price of the transaction was allocated as follows:

(in thousands)	Estimated useful life (in years)	Purchase price

Purchased intangible asset:
Noncompete agreements	2	$161
Goodwill (non-tax deductible)		9,862
Other assets and liabilities acquired, net of cash		84

Total assets acquired		$10,107

The fair value of the intangible asset was determined using the income approach with significant inputs that are not observable in the market. Key assumptions included expected future cash flows and discount rates consistent with the assessment of risk. The purchased intangible asset will be amortized using a straight-line amortization method over its estimated useful lives. Among the factors that contributed to a purchase price in excess of the fair value of the net tangible and intangible assets were the synergies in products that can be leveraged by the Company and the acquisition of an assembled workforce of experienced software engineers.

The results of operations of General Things are included in the accompanying Consolidated Statements of Operations from the date of acquisition. Pro forma results of operations for the General Things acquisition have not been presented because they are not material to the Company’s consolidated results of operations.